Fair value of financial instruments - Disclosure of detailed information about changes in fair value of investments (Details) - Level 3 [Member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Balance - January 1	$ 59,600	$ 8,092
Acquisitions	2,885	3,093
Deemed acquisition	0	46,625
Disposal	(58,641)	0
Warrants exercised	(1,055)	0
Balance - December 31	1,700	59,600
Warrants Exercised [Member]
Disclosure of fair value measurement of assets [line items]
Change in fair value	(250)	0
Warrants Expired [Member]
Disclosure of fair value measurement of assets [line items]
Change in fair value	(165)	(1,180)
Investments held at the end of the period [Member]
Disclosure of fair value measurement of assets [line items]
Change in fair value	$ (674)	$ 2,970